Description of Organization and Business Operations (Details) - USD ($)				3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2026	May 01, 2026	Nov. 13, 2025	Mar. 31, 2025 [1]	Jun. 30, 2026	Dec. 31, 2025	Nov. 14, 2025	Feb. 28, 2025	Nov. 14, 2023
Description of Organization and Business Operations (Details) [Line Items]
Gross proceeds						$ 57,500,000
Cash	$ 29,180				$ 29,180	$ 480,852
Sponsor funded							$ 653,177		$ 653,177
Minimum percentage of initial business combination fair market value of net assets held in trust account (as a percent)					80.00%	80.00%
Minimum percentage of ownership required to complete business combination (as a percent)					50.00%	50.00%
Public shares redemption percentage (as a percent)					100.00%	100.00%
Aggregate public shares (as a percent)					15.00%	15.00%
Net tangible assets least					$ 5,000,001	$ 5,000,001
Maximum allowed dissolution expenses					$ 100,000	100,000
Working capital deficit						408,107
Aggregate consideration payable to shareholders		$ 1,200,000,000		$ 25,000		$ 25,000
Aggregate ordinary shares (in Shares)		120,000,000			5,750,000	5,750,000
Aggregate ordinary shares price (in Dollars per share)		$ 10						$ 0.0126
Description of Lock-up agreements					the Sponsor and certain significant shareholders (≥5% holders) will be subject to transfer restrictions on their PubCo ordinary shares, lasting 180 days following the closing of the Business Combination, subject to early release upon certain specified stock price thresholds or certain change-of-control events.
Working capital	378,889
Borrowings under promissory note	190,000		$ 206,823		$ 190,000	$ 0
Sponsor [Member]
Description of Organization and Business Operations (Details) [Line Items]
Loan amount	$ 300,000				$ 300,000	$ 300,000
Funds In The Trust Account [Member]
Description of Organization and Business Operations (Details) [Line Items]
Proposed public offering of per units (in Dollars per share)	$ 10				$ 10	$ 10
IPO [Member]
Description of Organization and Business Operations (Details) [Line Items]
Other offering costs			$ 422,701
IPO [Member]
Description of Organization and Business Operations (Details) [Line Items]
Inception date					Jan. 13, 2025	Jan. 13, 2025
Number of units issued (in Shares)			5,750,000
Sale of units per share (in Dollars per share)			$ 10
Gross proceeds			$ 57,500,000		$ 57,500,000	$ 57,500,000
Transaction costs			2,435,201
Underwriting commissions			862,500
Deferred underwriting fee			1,150,000
Cash			$ 658,177
Proposed public offering of per units (in Dollars per share)	10				$ 10	$ 10
Over-Allotment Option [Member]
Description of Organization and Business Operations (Details) [Line Items]
Number of units issued (in Shares)			750,000
Private Placement [Member]
Description of Organization and Business Operations (Details) [Line Items]
Sale of units per share (in Dollars per share)			$ 10
Sale of units in private placement (in Shares)			197,250
Price per share private placement unit (in Dollars per share)			$ 10
Generating total proceeds			$ 1,972,500
Public Shares [Member] | Funds In The Trust Account [Member]
Description of Organization and Business Operations (Details) [Line Items]
Proposed public offering of per units (in Dollars per share)	10				10	10
Class A ordinary shares [Member]
Description of Organization and Business Operations (Details) [Line Items]
Ordinary share, par value per share (in Dollars per share)	$ 0.0001				$ 0.0001	$ 0.0001
Gross proceeds						$ 57,500,000
Class A ordinary shares [Member] | IPO [Member]
Description of Organization and Business Operations (Details) [Line Items]
Ordinary share, par value per share (in Dollars per share)			$ 0.0001

[1]	Class B ordinary shares have been retroactively adjusted to reflect the forfeiture of 546,250 shares for no consideration in a share recapitalization in August 2025, resulting in the Sponsor holding an aggregate of 1,437,500 founder shares (up to 187,500 of which were subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters) (see Note 5). On November 13, 2025, the Company consummated its IPO and sold 5,750,000 Units, including 750,000 Units sold pursuant to the full exercise of the underwriters’ over-allotment option; hence, the 187,500 Class B ordinary shares are no longer subject to forfeiture.